Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008	TILA Designation
4000072	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	90	42.9
4000358	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	100	39.79
4000253	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	63.43	63.43	43.87
4000047	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	87.69	87.69	43.72
4000282	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Conventional Loan Disclosures				Cashout Refi	Owner Occ	95	95
4000352	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Stated Income Disclosure				Purchase	Owner Occ	90	90
4000334	2	2	[2] Negam by Note Design		1					Cashout Refi	Owner Occ	80	90	16.13
4000081	2	1			2	[2] Affiliated Business Doc Missing [2] State - Pre-Application Disclosure Statement [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Fair Credit Reporting Act Notice				Cashout Refi	Owner Occ	85	85	46.02
4000287	2	1			2	[2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ	72.73	81.82	42.916
4000338	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75.08	75.08
4000043	3	3	[3] MI Missing		2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90	43.26
4000342	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.26	87.26
4000350	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80
4000336	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	80	80	47.22
4000056	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	43.49
4000250	3	3	[3] Escrow Holdback	HUD line 813 reflects $1,500 escrow hold back for repairs. Escrow agreement is in file.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Investment Property	74.55	74.55
4000034	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	38.572
4000080	3	3	[3] Appraisal Missing [3] Credit Report Missing		1					Rate/Term Refi	Owner Occ	94.11	94.11
4000240	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	83.33	83.33	36.15
4000048	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	80	100	44.633
4000281	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	80	100	54.33
4000256	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	84.81	84.81	44.8
4000322	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	48.625
4000245	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Rate/Term Refi	Investment Property	85	85	31.252
4000359	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	44.887
4000070	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	43.513
4000354	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Agent's Certification as to the Validity of Power of Attorney and Agent's Authority [2] State - Missing Form REW-4 / Notice of State Tax Withholding [2] State - Missing Notice of Borrower's Right to Select Title Attorney [2] Initial GFE Missing				Cashout Refi	Owner Occ	95	95	59.42
4000082	2	1			2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Purchase	Owner Occ	95	95	47.12
4000360	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note [2] State - Missing Statute of Frauds Statement [2] State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)				Cashout Refi	Owner Occ	85	85	55.25
4000069	3	3	[3] Credit Report Missing		2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	88.52	88.52	34.7
4000305	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Application Disclosure [2] State - Missing Notice For High Loan to Value Mortgages [2] State - Missing Dual Status / Dual Capacity Disclosure [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Consumer / UCCC Addendum [2] State - Missing Loan Broker Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90
4000299	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95
4000242	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	82.51	82.51
4000241	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.95	94.95
4000233	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	49.658
4000257	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to incorrectly reflecting the property rights as fee simple. The subject's estate or interest in the land is leasehold and subject to ground rent.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Purchase	Investment Property	75	90	23.562
4000255	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	75	100	37.07
4000329	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure				Purchase	Owner Occ	80	100
4000307	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	115	50.12
4000288	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	69.95	69.95
4000327	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	51.45
4000302	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
										Rate/Term Refi	Owner Occ	95	95	38.3
4000345	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	43.28
4000304	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	124.63	39.63
4000235	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	48.71
4000355	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	25.53
4000057	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure / Choice of Agent and Insurer Notice [2] State - Missing Form REW-4 / Notice of State Tax Withholding				Purchase	Owner Occ	100	100	28.17
4000060	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	100	100	53.88
4000243	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Incomplete final application due to missing origination entity information. Incomplete initial application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	89.41	89.41
4000323	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure				Cashout Refi	Owner Occ	46.46	46.46	46.14
4000237	3	3	[3] Missing Title Evidence		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Cashout Refi	Owner Occ	49.66	49.66	40.432
4000347	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] Initial TIL Missing				Purchase	Owner Occ	95	95	62.47
4000348	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Purchase	Owner Occ	100	100	36.93
4000353	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit				Cashout Refi	Owner Occ	90	90	28.47
4000039	3	3	[3] Final Application Missing		1					Purchase	Owner Occ	83.67	83.67	60.66
4000290	3	3	[3] Final Application Missing [3] Credit Report Missing [2] Negam by Note Design		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Cashout Refi	Owner Occ	69.12	69.12	27.22
4000014	2	1			2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Purchase	Owner Occ	100	100	22.506
4000042	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to general description section did not indicate subject type was detached.	2	[2] Initial GFE Missing [2] Affiliated Business Doc Missing [2] State - Missing Lock-In Agreement				Purchase	Investment Property	80	100	40.97
4000286	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is incomplete due to being illegible.	2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.87
4000276	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
4000277	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ
4000003	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Construction To Perm	Second Home	100	100	46.58
4000053	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	73.19	73.19	42.23
4000050	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Construction To Perm	Owner Occ	83.2	83.2	45.31
4000275	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	67.07	77.93	39.97
4000333	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	47.66	80
4000045	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90
4000244	1	1			1					Cashout Refi	Owner Occ	99.14	99.14	53.6
4000035	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Cover Page / Social Security Disclosure				Cashout Refi	Owner Occ	90	90
4000254	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice				Purchase	Second Home	80	80	13.2
4000306	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.5849 which exceeds the .125 tolerance. Finance charges under disclosed by $57,044.92 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption for on-time payments.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	105	105
4000011	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Rate/Term Refi	Owner Occ	85.22	85.22	52.15
4000044	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Rate/Term Refi	Owner Occ	79.73	79.73	43.83
4000068	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	65.4	65.4	50.77
4000339	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	77.84	89.82	39.75
4000246	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	75	95	45
4000266	2	1			2	[2] Initial TIL Missing [2] GFE Missing [2] Affiliated Business Doc Missing				Purchase	Owner Occ
4000262	2	1			2	[2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
4000009	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing [2] State - Missing Residential Property Disclosure / Homeowner's Certification of Principal Residence [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Office of Finance, Treasury Division Finance Affidavit				Cashout Refi	Owner Occ	90	90	41.6
4000040	2	1			2
[2]   Initial TIL Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
										Cashout Refi	Owner Occ	57.19	57.19
4000301	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							APR under disclosed by 2.2599 which exceeds the .125 tolerance. Finance charges under disclosed by $124,806.54 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. ROR executed by borrowers 03/XX/2009 with expiration of rescission period noted as 03/XX/2009. HUD does not reflect a funding date and no interest was collected which makes the funding date 30 days prior to the 1st payment date of 4/XX/2009.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	114.23	114.23
4000067	2	1			2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure				Cashout Refi	Owner Occ	95	95	21.79
4000071	3	3	[3] Missing Initial Application		2	[2] State - Missing Freedom to Choose Insurance Provider disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	45.14
4000260	1	1			1					Purchase	Owner Occ
4000261	1	1			1					Cashout Refi	Owner Occ
4000004	2	1			2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	97	97	39.31
4000263	1	1			1					Cashout Refi	Owner Occ
4000061	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	37.34
4000265	1	1			1					Cashout Refi	Owner Occ
4000331	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	43.74
4000335	2	2	[2] Negam by Note Design		2	[2] State - Missing Application Disclosure				Cashout Refi	Owner Occ	78.68	78.68	39.005
4000268	1	1			1					Cashout Refi	Owner Occ	85	85
4000269	1	1			1					Purchase	Owner Occ
4000002	2	1			2	[2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Second Home	79.82	79.82	56.865
4000271	1	1			1					Cashout Refi	Owner Occ
4000272	1	1			1					Cashout Refi	Owner Occ
4000273	1	1			1					Cashout Refi	Owner Occ
4000274	1	1			1					Cashout Refi	Owner Occ
4000058	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	62.58
4000289	2	1			2	[2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	63.08	63.08	54.93
4000052	2	1			2	[2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints				Purchase	Second Home	79.92	79.92	29.26
4000059	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	49.24
4000279	1	1			1					Cashout Refi	Owner Occ
4000280	1	1			1					Rate/Term Refi	Investment Property	94.91	94.91	51.62
4000247	3	3	[3] Missing Initial Application		2	[2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.52	94.52	42.38
4000312	3	3	[3] Missing Initial Application		2	[2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	70	70	43.31
4000363	2	1			2	[2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice				Purchase	Investment Property	80	95
4000001	2	1			2	[2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application				Purchase	Owner Occ	100	100	54.95
4000264	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Investment Property	59.59	59.59	49.5
4000032	2	1			2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing MD Balloon Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
										Purchase	Owner Occ	80	100	44.17
4000303	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Adjustable Rate Loan Without Prepayment Penalty [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.89	99.89
4000293	2	1			2	[2] State - Missing Mortgage Originator Dislcosure				Purchase	Investment Property	75	75	27.388
4000284	2	1			2	[2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Rate/Term Refi	Owner Occ	89.12	89.12	15.824
4000037	3	3	[3] Missing Initial Application		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	80	80
4000292	1	1			1					Purchase	Investment Property	75	75	32.06
4000291	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	45.12
4000005	3	3	[3] Application Incomplete	Final loan application executed by the borrowers post closing, XXX. Loan Closed 09/XX/2005.	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Purchase	Second Home	90	90	47.22
4000357	2	1			2	[2] State - Missing Pre-Application Dislcosure				Cashout Refi	Owner Occ	80	80	42.137
4000343	2	1			2	[2] State - Missing Rate Lock				HELOC	Owner Occ	77.78	77.78	59.45
4000055	2	1			2	[2] State - Missing Right to Choose Insurance Provider				Construction To Perm	Owner Occ	80.73	80.73	51.4
4000259	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $134.89, exceeding the max allowable tolerance of $35. No TIL Itemization in file.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ
4000349	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		Cashout Refi	Owner Occ	77.21	77.21	49.73
4000033	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $44.43 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. It appears the Credit Report fee paid to the broker in the amount of $44.48 was not included as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
4000340	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to all pages cut off at bottom.	3	[3] HUD-1 Incomplete [3] Missing Certificate of Compliance/Exemption from IL Predatory Lending Database Program [2] State - Missing Commitment Letter	Final HUD incomplete due to not being signed by the borrower as bottom of pages are cut off, all fees were able to be captured from the HUD. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file.	YES		Rate/Term Refi	Owner Occ	95.48	95.48	44.15
4000064	3	3	[3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Loan Commitiment [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Notice to Cosigner [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial TIL Missing	Final HUD not signed by the borrower or stamped by settlement agent.	YES		Cashout Refi	Owner Occ	75	75	21.82
4000267	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $585.02 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ
4000224	3	3	[3] Mortgage/DOT Not Notarized [3] Initial Application Incomplete	Initial Application incomplete due to being taken face to face and missing borrower signature. Mortgage incomplete due to missing notary date.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] State - Missing Choice of Settlement Agent Disclosure	Final TIL incomplete due to missing borrower signature and page 2 of 2. Finance charges under disclosed by $305 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	44.006
4000351	3	1			3	[3] TIL Incomplete	Final TIL incomplete due to missing borrower signature, date and page XX of XX.	TESTED		Purchase	Owner Occ	100	100	41.11
4000313	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete [2] State - Missing Notice to Purchaser-Mortgagor	Final TIL incomplete due to missing date and page XX of XX.	NO		Purchase	Owner Occ	97	97	35.07
4000252	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] Initial GFE Missing	Final TIL incomplete due to poor imaging resulting in illegible APR, finance charges, amount financed and total payments figures.	NO		Purchase	Owner Occ	92.6	92.6	32.7
4000036	3	3	[3] MI Missing [3] Initial Application Incomplete	Initial application Incomplete due to missing borrower's signature and being marked face to face.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Description of Underwriting Criteria and Required Documentation	Finance charges under disclosed by $275.96 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	94.94	94.94
4000309	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   TIL Incomplete
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							Final TIL signed at closing; however, reflects estimated APR, Finance Charge, and Total Payment figures.	NO		Purchase	Owner Occ	99.48	99.48
4000311	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures.	TESTED		Cashout Refi	Owner Occ	99.28	99.28
4000248	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $120.40 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100	44.47
4000341	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Broker Compensation Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $175.00 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an Pick-up fee of $175 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	62.5	69.79	26.204
4000010	3	3	[3] No Net Tangible Benefit To Borrower	No net tangible benefit to borrower due to increasing payments, no cash out, 1st and 2nd to pay off exising 1st and 2nd, cash to close. Prior mortagge amortization/interest rate/type is unknown.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial TIL Incomplete [2] GFE Incomplete [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Junior / Subordinate Lien Disclosure	Finance charges under disclosed by $157.24 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.			Rate/Term Refi	Owner Occ	78.68	94.99	43.048
4000356	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE	Finance charges under disclosed by $328.43 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the processing fee of $300 or the closing protection letter fee of $35 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97	97	34.74
4000321	3	3	[3] Land Only [2] Subject is Unique Property	Per appraisal dated 4/11/2007, subject property is land.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $348.54 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90
4000316	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $364.29 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.75	79.75
4000066	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $46.58 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	47.64
4000062	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	34.84	34.84
4000006	3	1			3	[3] HUD-1 Missing [2] State - Missing Lock In Agreement				Cashout Refi	Owner Occ	85	85	30.405
4000310	3	1			3	[3] Incomplete File		UTD
4000238	3	3	[3] Escrow Holdback	HUD line 1114 reflect escrow pad for $50 and line reflects escrow pad for $20.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $63.60 which exceeds the $35 tolerence for refinance transactions. TIL itemization did not disclose a courier fee of $75 as a prepaid finance charge. HUD in file is a signed estimated copy.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	31.38
4000270	3	1			3	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ
4000041	3	2	[2] Manufactured (Double-Wide)		3	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	90	90	47.64
4000038	3	3	[3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] Initial TIL Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] Initial GFE Missing	ROR executed by borrowers 9/XX/2004 with expiration of rescission period noted as 9/XX/2004, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	48.81	48.81	24.425
4000346	3	1			3	[3] HUD-1 Estimated [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Estimated HUD in file is executed by the borrower and certified by the settlement agent. ROR executed by borrowers 12/XX/2007 with expiration of rescission period noted as 12/XX/2007. HUD reflects a funding date of 12/XX/2007, equal to the rescission period expiration date, and 11 days of interest was collected which coincides with a 12/XX/2007 funding date.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	83.4	83.4	42.72
4000308	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL incomplete due to the top portion of the page is cut off.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
4000294	3	3	[3] Appraisal Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	82.35	82.35
4000296	3	3	[3] Missing Initial Application		3	[3] ROR Missing [2] Initial GFE Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	HELOC	Owner Occ	84.35	84.35	52
4000361	3	3	[3] Appraisal Missing [3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3
[3]   ROR Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100
4000232	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] ROR Missing [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial GFE Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	78.84	78.84	55.39
4000297	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.77	73.77
4000344	1	1			1					Cashout Refi	Owner Occ	89.89	89.89
4000065	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property and missing HUD.	3
[3]   State Late Charge Not Standard
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							Late charge of 5% exceeds the max allowed of 2% in the State of XXX	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	55.4	55.4
4000298	3	1			3
[3]   State Late Charge Not Standard
[3]   State Grace Period Below Minimum
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							Grace period of 10 days is below the minimum of 15 days per the state of XXX Late charge fee of 6% exceeds the max allowed of 5% for the state of XXX			Cashout Refi	Owner Occ	95	95	52.75
4000295	3	1			3	[3] State Grace Period Below Minimum [2] Affiliated Business Doc Missing [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Grace period of 9 days is below the minimum of 10 days per the state of XXX			HELOC	Owner Occ	85.02	85.02
4000380	3	3	[3] Appraisal Missing [3] Fraud Detection Tool Not Utilized By Originator [2] Past Bankruptcy [2] File Contains Letters of Explanation [1] FNMA/FHLMC Relief Refi	Per Credit report borrower has filed for BK Chapter 7 on XX/2010 that was discharged on XX/2011.	2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] TILA Designation: ATR Exempt
Homeownership Counseling Organizations disclosure in file does not list 10 counseling agencies as specified under the CFPB's Interpretive Final Rule.  While the CFPB issued a bulletin in Nov 2013 providing for a 6-month grace period to allow for system implementation where creditors electing to comply with the notice of housing counselors using option 2 (generate and provide own list) can list the CFPB website in lieu of the list of 10 counseling agencies, the application for this transaction was received on or after 7/1/14 which is well after the 6-month temporary system implementation period provided by the CFPB and should therefore comply with the requirement to provide a full written list of ten counseling agencies.
										Rate/Term Refi	Owner Occ	80	80	32.12	ATR Exempt
4000063	3	3	[3] Credit Report Missing [2] Only Preliminary Title in File		3	[3] HUD-1 Estimated [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Waiver of Title Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	HUD in file is a signed estimated copy.	YES		Cashout Refi	Owner Occ	80	80	35.48
4000382	3	3	[3] DU Findings; Miscellaneous Violation(s) or Issue(s) present; Conventional File [2] Mortgage/DOT Not Recorded [1] Flood Insurance Required on Appraisal - Yes	Per DU credit report XXX, dated 01/29/2015 was used. This credit report was not provided in file. Subject is a Co-op. Loan Security Agreement in file instead of the traditional Security Instrument (DOT).	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] ECOA Appraisal Disclosure provided within 3 business days of application [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)	Initial GFE dated 02/25/2015 is not within 3 days of application XXX. Initial TIL dated 02/25/2015 is not within 3 days of application XXX. Loan is originated and closed by XXX			Purchase	Owner Occ	90	90	42.37	Safe Harbor QM (Temporary Definition)
4000283	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Rescission Period under 3 days [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Notice of Right to Cancel Private Mortgage Insurance [2] State - Missing Anti-Coercion Notice [2] State - Missing Rate Lock Disclosure
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 6/25/2010; Adjusted Origination disclosed as $100.70 increased at closing to $101.23.  This is due to the fact that GFE2 dated 7/14/2010 reflects an undocumented increase in Charge for interest rate from ($4566.35) to ($4565.82) therefore an undocumented increase in Adjusted Origination charges from $100.70 to $101.23.
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 6/25/2010 of ($4566.35) but final HUD discloses a credit of ($4565.82).  This is due to the fact that GFE2 dated 7/14/2010 reflects an undocumented increase in Charge for interest rate from ($4566.35) to ($4565.82) therefore an undocumented increase in Adjusted Origination charges from $100.70 to $101.23.
ROR executed by borrowers 7/XX/2010 with expiration of rescission period noted as 7/XX/2010, only providing borrower with 2 day rescission period.
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	91.15	91.15
4000251	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Credit Score Disclosure Not Present	ROR executed by borrowers 02/XX/2006 with expiration of rescission period noted as 02/XX/2006. HUD reflects a funding date of 02/XX/2006, equal to the signing date, and 14 days of interest was collected which coincides with a 02/XX/2006 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	38.69
4000234	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 12/XX/2007 with expiration of rescission period noted as 12/XX/2007. However, security instrument reflects a notary date of 12/XX/2007.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	91.52	91.52
4000236	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
4000239	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.33	83.33
4000337	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL incomplete due not being signed or dated by the borrower. Finance charges under disclosed by $1556 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	38.41
4000046	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	TIL incomplete due to missing date of borrowers signatures.	TESTED		Cashout Refi	Owner Occ	80	80	31.028
4000278	3	1			3	[3] TIL Missing		YES		Cashout Refi	Owner Occ
4000314	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Consumer Finance Licensee Statement of Loan Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice) [2] State - Missing Late Charge Notice [2] State - Missing Escrow Agent Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
4000051	3	1			3	[3] TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	78.58	78.58	50
4000258	3	3	[3] Mortgage Missing [3] Missing Title Evidence	Title policy incomplete due to missing Mortgagee Policy/Schedule A.	1					Rate/Term Refi	Investment Property	80	80	52.37
4000054	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Second Home	88.76	88.76
4000379	3	3	[3] Mortgage Missing [3] Missing Initial Application		3	[3] TIL Missing [3] Note Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Purchase	Owner Occ	70	70	33.14
4000049	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Supplement to Good Faith Estimate (GFE) Tradeoff Table [2] State - Missing Application of Payments Disclosure	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100	50
4000381	1	1			1					Cashout Refi	Owner Occ	77.78	77.78	29.04
4000249	3	1			3	[3] Change date(s) in TIL rate/payment disclosure inaccurate	Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 7/XX/2011 (funding date) or 9/XX/2011 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 8/XX/2011.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	70	70	46.88